Fair Value Measurements (Details) - EBP 003 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,579,176	$ 1,762,483
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	451,942	526,725
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	24,348	30,654
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	476,290	557,379
Fair Value, Inputs, Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	451,942	526,725
Fair Value, Inputs, Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	24,348	30,654
Total Investment in the Fair Value Hierarchy
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	476,290	557,379
Fair Value Measured at Net Asset Value Per Share | Common/Collective Trusts | Target Retirement
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	536,203	562,207
Fair Value Measured at Net Asset Value Per Share | Common/Collective Trusts | Bond
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	94,536	111,091
Fair Value Measured at Net Asset Value Per Share | Common/Collective Trusts | Investment Contracts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	95,793	105,104
Fair Value Measured at Net Asset Value Per Share | Common/Collective Trusts | Equity
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 376,354	$ 426,702